FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Carrying Value	$ 1,549	$ 1,994
Fair Value	1,549	1,994
Disclosure of financial liabilities [line items]
Carrying Value	8,690	9,564
Fair Value	8,416	9,635
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Carrying Value	589	416
Fair Value	589	416
Non Recourse Borrowings
Disclosure of financial liabilities [line items]
Carrying Value	4,577	3,556
Fair Value	4,303	3,627
Exchangeable and Class B Shares
Disclosure of financial liabilities [line items]
Carrying Value	3,426	4,466
Fair Value	3,426	4,466
Financial liabilities
Disclosure of financial liabilities [line items]
Carrying Value	72	995
Fair Value	72	995
Loans payable to Brookfield Infrastructure
Disclosure of financial liabilities [line items]
Carrying Value	26	131
Fair Value	26	131
Cash and cash equivalents
Disclosure of financial assets [line items]
Carrying Value	445	469
Fair Value	445	469
Accounts receivable and other (current and non-current)
Disclosure of financial assets [line items]
Carrying Value	441	402
Fair Value	441	402
Financial Assets
Disclosure of financial assets [line items]
Carrying Value	97	30
Fair Value	97	30
Due from Brookfield Infrastructure
Disclosure of financial assets [line items]
Carrying Value	566	1,093
Fair Value	$ 566	$ 1,093